Unaudited Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2023	€ 3,370	€ 412,894	€ 25,159	€ 817	€ (400,850)	€ 41,390
Balance at beginning of period (in shares) at Dec. 31, 2023	84,248,384
Result for the year					(10,350)	(10,350)
Other comprehensive income (loss)				276		276
Recognition of share-based payments			1,364			1,364
Treasury shares transferred (in shares)	(326,455)
Shares options lapsed			(359)		359
Shares options exercised / RSUs vested		174	(288)		288	174
Share options exercised / RSUs vested (in shares)	326,455
Balance at end of period at Jun. 30, 2024	€ 3,370	413,068	25,876	1,093	(410,553)	32,854
Balance at end of period (in shares) at Jun. 30, 2024	84,248,384
Balance at beginning of period at Dec. 31, 2023	€ 3,370	412,894	25,159	817	(400,850)	41,390
Balance at beginning of period (in shares) at Dec. 31, 2023	84,248,384
Balance at end of period at Dec. 31, 2024	€ 4,308	483,812	26,248	1,350	(427,158)	88,560
Balance at end of period (in shares) at Dec. 31, 2024	107,710,916
Result for the year					(22,258)	(22,258)
Other comprehensive income (loss)				(1,053)		(1,053)
Recognition of share-based payments			1,667			1,667
Treasury shares transferred (in shares)	(131,525)
Shares options lapsed			(1,462)		1,462
Shares options exercised / RSUs vested		67	(181)		181	67
Share options exercised / RSUs vested (in shares)	131,525
Balance at end of period at Jun. 30, 2025	€ 4,308	€ 483,879	€ 26,272	€ 297	€ (447,773)	€ 66,983
Balance at end of period (in shares) at Jun. 30, 2025	107,710,916